State Street SPDR SP Global Dividend ETF Investment Strategy - State Street SPDR SP Global Dividend ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the S&P Global Dividend Aristocrats Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in depositary receipts (including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) based on securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies). The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is designed to measure the performance of high dividend-yield companies included in the S&P Global BMI (Broad Market Index) that have followed a managed-dividends policy of increasing or stable dividends for at least ten consecutive years. To be included in the Index, stocks must meet the following criteria: (i) increased dividends or maintained stable dividends every year for at least ten consecutive years; (ii) a float-adjusted market capitalization greater than $1 billion as of the last business day of December (the “Rebalancing Reference Date”); (iii) a three-month average daily value traded greater than $5 million prior to the Rebalancing Reference Date; (iv) new constituents must have a maximum 100% dividend payout ratio and current constituents must have a non-negative dividend payout ratio; and (v) a maximum indicated dividend yield of 10% as of the Rebalancing Reference Date. The top 100 qualified stocks with highest indicated dividend yield are selected as Index constituents, with no more than 20 stocks selected from each country. If the number of stocks from a country reaches 20, the highest yielding stocks from other countries are selected until the number of Index constituents reaches 100. If the eligible highest yielding stocks are extremely concentrated in an individual sector (beyond 35 stocks), the next highest yielding stocks from the sector with less than 35 stocks are selected until the count reaches 100. To ensure diverse exposure, the weight of each Index constituent is capped at 3%, and no single country or GICS sector has more than 25% weight in the Index.The Index is fully reconstituted annually, effective after the close on the last business day in January. In addition to the annual reconstitution, the Index undergoes a semi-annual rebalance, as necessary, to ensure that the weight constraints are still in compliance, effective after the close on the last business day of July. In addition, the Index Provider (defined below) reviews Index constituents monthly and may determine, at its discretion, to remove a constituent effective prior to the open of the first business day of the following month, if: (i) a scheduled dividend payment is omitted; (ii) the company announces that it will cease paying dividends for an undetermined period; or (iii) the company announces a reduced dividend amount and the Index Provider determines that the company will no longer qualify for the Index at the subsequent reconstitution as a result. As of November 30, 2025, a significant portion of the Fund comprised companies in the financial and utilities sectors, although this may change from time to time. As of November 30, 2025, countries represented in the Fund included Australia, Belgium, Canada, China, Finland, France, Germany, Hong Kong, Italy, Japan, Norway, Portugal, Saudi Arabia, South Korea, Sweden, Switzerland, Taiwan, the United Kingdom and the United States. As of November 30, 2025, a significant portion of the Fund comprised companies located in the United States and Canada, although this may change from time to time. As of November 30, 2025, the Index comprised 93 securities.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.